Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Net loss	$ (3,759,152)	$ (8,664,174)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	11,689	13,416
Stock-based compensation expense	587,963	1,151,420
Non-cash interest expense	21,352	97,150
Change in fair value of warrant liability and unit purchase option liability	1,650	(43,651)
Changes in assets and liabilities:
Grants receivable	57,230	(650,488)
Prepaid expenses and other assets	(11,040)	90,770
Restricted cash	(2,202)	0
Accounts payable	(682,907)	61,193
Accrued expenses and other liabilities	(222,303)	518,138
Net cash used in operating activities	(3,997,720)	(7,426,226)
Investing activities
Purchase of property and equipment	(1,801)	(19,157)
Net cash used in investing activities	(1,801)	(19,157)
Financing activities
Proceeds from sale of shares under common stock purchase agreements	1,693,498	0
Proceeds from sale of shares pursuant to private placement, net	4,650,000	0
Proceeds from sales of common stock under employee stock purchase plan	35,431	0
Principal payments on term debt	(1,767,421)	(1,623,019)
Payment of financing costs	(279,246)	(214,020)
Net cash provided by (used in) financing activities	4,332,262	(1,837,039)
Increase (decrease) in cash and cash equivalents	332,741	(9,282,422)
Cash and cash equivalents at beginning of period	5,127,958	21,161,967
Cash and cash equivalents at end of period	5,460,699	11,879,545
Supplemental disclosures of cash flow information
Cash paid for interest	70,180	208,537
Supplemental disclosures of noncash financing activities
Accrued financing costs	$ 0	$ 17,162